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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Drexel Morgan & Co.
                 -------------------------------
   Address:      3 Radnor Corporate Center
                 -------------------------------
                 Suite 450
                 -------------------------------
                 Radnor, PA 19087
                 -------------------------------

Form 13F File Number: 28-14088
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MarieElena V. Ness
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610.995.8741
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ MarieElena V. Ness             Radnor, PA          2/10/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-2396                     The Haverford Trust Company
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              67
                                        --------------------

Form 13F Information Table Value Total:         $78,636
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                     Form 13-F
                                                     12/31/2011

                                 Name of Reporting Manager: Drexel Morgan & Co.


        COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- --------------   --------- ----------- ------------------- ---------- ---------- -------------------------
                                                        VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------- --------------   --------- ----------- ---------- --- ---- ---------- ---------- -------- ------ ---------
3M CO                     COM              88579Y101     61            750  SH       DEFINED                                     750
3M CO                     COM              88579Y101    147          1,800  SH          SOLE                                   1,800
ABBOTT LABORATORIES
 COMMON                   COM              002824100    235          4,175  SH       DEFINED                                   4,175
ABBOTT LABORATORIES
 COMMON                   COM              002824100     93          1,650  SH          SOLE                                   1,650
AIR PRODUCTS & CHEMICALS
 INC                      COM              009158106    246          2,890  SH       DEFINED                                   2,890
APPLE INC                 COM              037833100  2,036          5,026  SH       DEFINED                                   5,026
AT&T INC                  COM              00206R102    439         14,533  SH       DEFINED                                  14,533
AT&T INC                  COM              00206R102     75          2,650  SH          SOLE                                   2,650
BECTON DICKINSON AND CO   COM              075887109    299          4,000  SH       DEFINED                                   4,000
BRISTOL MYERS SQUIBB CO   COM              110122108    448         12,724  SH       DEFINED                                  12,724
BUCKEYE PARTNERS LP       UNIT LTD PARTN   118230101    256          4,000  SH       DEFINED                                   4,000
CHEVRON CORP              COM              166764100     76            715  SH       DEFINED                                     715
CHEVRON CORP              COM              166764100    213          2,000  SH          SOLE                                   2,000
COCA COLA CO              COM              191216100     77          1,100  SH       DEFINED                                   1,100
COCA COLA CO              COM              191216100    406          5,800  SH          SOLE                                   5,800
COLGATE PALMOLIVE CO      COM              194162103    373          4,039  SH       DEFINED                                   4,039
COLGATE PALMOLIVE CO      COM              194162103    192          2,075  SH          SOLE                                   2,075
CONOCOPHILLIPS            COM              20825C104    548          7,526  SH       DEFINED                                   7,526
CVS CAREMARK CORP         COM              126650100    405          9,936  SH       DEFINED                                   9,936
DEERE & CO                COM              244199105     59            760  SH       DEFINED                                     760
E M C CORP MASS           COM              268648102    275         12,780  SH       DEFINED                                  12,780
EMERSON ELECTRIC CO       COM              291011104    363          7,783  SH       DEFINED                                   7,783
EXXON MOBIL CORP          COM              30231G102    948         11,183  SH       DEFINED                                  11,183
EXXON MOBIL CORP          COM              30231G102    386          4,550  SH          SOLE                                   4,550
GENERAL ELECTRIC CO       COM              369604103    120          6,705  SH       DEFINED                                   6,705
GENERAL ELECTRIC CO       COM              369604103     36          2,000  SH          SOLE                                   2,000
INTERNATIONAL BUSINESS
 MACHS                    COM              459200101    271          1,475  SH       DEFINED                                   1,475
INTERNATIONAL BUSINESS
 MACHS                    COM              459200101    390          2,120  SH          SOLE                                   2,120
ISHARES MSCI ACWI EX US   MSCI ACWI EX     464288240  3,101         84,250  SH       DEFINED                79,775             4,475
ISHARES MSCI CANADA
 INDEX FUND               MSCI CDA INDEX   464286509  1,488         55,939  SH       DEFINED                54,610             1,329
ISHARES MSCI EAFE VALUE
 INDEX                    MSCI VAL IDX     464288877    433         10,130  SH       DEFINED                                  10,130
ISHARES RUSSELL 1000
 GROWTH INDEX             RUSSELL1000GRW   464287614  1,970         34,088  SH       DEFINED                                  34,088
ISHARES RUSSELL 1000
 VALUE IND                RUSSELL1000VAL   464287598  2,516         39,641  SH       DEFINED                                  39,641
ISHARES RUSSELL 2000
 GROWTH IN                RUSL 2000 GROW   464287648    220          2,609  SH       DEFINED                                   2,609
ISHARES RUSSELL 2000
 INDEX FUND               RUSSELL 2000     464287655    641          8,686  SH       DEFINED                                   8,686
ISHARES RUSSELL 2000
 VALUE IND                RUSL 2000 VALU   464287630  1,019         15,525  SH       DEFINED                                  15,525
ISHARES RUSSELL MIDCAP
 VALUE I                  RUSSELL MCP VL   464287473    438         10,100  SH       DEFINED                                  10,100
ISHARES S&P 500 VALUE
 INDEX                    S&P 500 VALUE    464287408  1,175         20,322  SH       DEFINED                                  20,322
JOHNSON & JOHNSON         COM              478160104  1,020         15,560  SH       DEFINED                                  15,560
JOHNSON & JOHNSON         COM              478160104    293          4,475  SH          SOLE                                   4,475
JPMORGAN ALERIAN MLP ETN  ALERIAN ML ETN   46625H365    313          8,040  SH       DEFINED                                   8,040
JPMORGAN CHASE & CO       COM              46625H100    224          6,740  SH       DEFINED                                   6,740
JPMORGAN CHASE & CO       COM              46625H100     67          2,000  SH          SOLE                                   2,000
KIMBERLY CLARK CORP       COM              494368103    789         10,726  SH       DEFINED                                  10,726
MCDONALD'S CORP           COM              580135101    471          4,691  SH       DEFINED                                   4,691
MEDTRONIC INC             COM              585055106    179          4,680  SH       DEFINED                                   4,680
MEDTRONIC INC             COM              585055106     38          1,000  SH          SOLE                                   1,000
MERCK & CO INC            COM              58933Y105    293          7,774  SH       DEFINED                                   7,774
MERCK & CO INC            COM              58933Y105     22            576  SH          SOLE                                     576
MICROSOFT CORP            COM              594918104    218          8,390  SH       DEFINED                                   8,390
MICROSOFT CORP            COM              594918104     97          3,740  SH          SOLE                                   3,740
NORTHERN TR CORP          COM              665859104    349          8,805  SH       DEFINED                                   8,805
NOVARTIS AG               SPONSORED ADR    66987V109    354          6,190  SH       DEFINED                                   6,190
NUVEEN MTG OPPORTUNITY
 TERM                     BOND ETF- usd    670735109    258         12,676  SH       DEFINED                                  12,676
PEPSICO INC               COM              713448108    545          8,210  SH       DEFINED                                   8,210
PEPSICO INC               COM              713448108    166          2,500  SH          SOLE                                   2,500
PIMCO ETF TR              ENHAN SHRT MAT   72201R833  1,773         17,705  SH       DEFINED                                  17,705
POWERSHARES ETF TRUST II  SENIOR LN PORT   73936Q769    356         14,935  SH       DEFINED                                  14,935
POWERSHARES ETF TRUST     FTSE RAFI 1000   73935X583  1,045         19,150  SH       DEFINED                                  19,150
PRECISION CASTPARTS CORP  COM              740189105    255          1,550  SH       DEFINED                                   1,550
PROCTER & GAMBLE CO       COM              742718109    805         12,065  SH       DEFINED                                  12,065
PROCTER & GAMBLE CO       COM              742718109    236          3,537  SH          SOLE                                   3,537
QUALCOMM INC              COM              747525103    231          4,220  SH       DEFINED                                   4,220
QUALCOMM INC              COM              747525103     55          1,000  SH          SOLE                                   1,000
SCHLUMBERGER LTD          COM              806857108    375          5,492  SH       DEFINED                                   5,492
SCHLUMBERGER LTD          COM              806857108     68          1,000  SH          SOLE                                   1,000
SELECT SECTOR SPDR TR     SBI CONS STPLS   81369Y308    173          5,320  SH       DEFINED                                   5,320
SELECT SECTOR SPDR TR     SBI INT-FINL     81369Y605    130         10,000  SH          SOLE                                  10,000
SPDR S&P 500 ETF TRUST    TR UNIT          78462F103  1,265         10,077  SH          SOLE                                  10,077
SPDR S&P 500 ETF TRUST    TR UNIT          78462F103 11,657        102,952  SH       DEFINED                                 102,952
SPDR SERIES TRUST         S&P DIVID ETF    78464A763    708         13,149  SH       DEFINED                                  13,149
SYSCO CORP                COM              871829107    464         15,822  SH       DEFINED                                  15,822
T ROWE PRICE GROUP INC    COM              74144T108    226          3,970  SH       DEFINED                                   3,970
TEXAS INSTRUMENTS INC     COM              882508104    256          8,800  SH       DEFINED                                   8,800
TRAVELERS COMPANIES INC   COM              89417E109    416          7,023  SH       DEFINED                                   7,023
UNION PACIFIC CORP        COM              907818108    212          2,000  SH       DEFINED                                   2,000
VANGUARD SPECIALIZED
 PORTFOL                  DIV APP ETF      921908844  3,355         61,384  SH       DEFINED                                  61,384
VANGUARD INTL EQUITY
 INDEX F                  MSCI EMR MKT ETF 922042858    633         16,575  SH       DEFINED                                  16,575
VANGUARD INTL EQUITY
 INDEX F                  ALLWRLD EX US    922042775  1,849         46,630  SH       DEFINED                                  46,630
VANGUARD INTL EQUITY
 INDEX F                  FTSE SMCAP ETF   922042718    489          6,300  SH       DEFINED                                   6,300
VANGUARD INDEX FDS        TOTAL STK MKT    922908769 22,046        342,868  SH       DEFINED                                 342,868
VANGUARD BD INDEX FD INC  TOTAL BND MRKT   921937835    200          2,400  SH       DEFINED                                   2,400
VERIZON COMMUNICATIONS
 INC                      COM              92343V104    288          7,180  SH       DEFINED                                   7,180
VERIZON COMMUNICATIONS
 INC                      COM              92343V104    120          3,000  SH          SOLE                                   3,000
WALT DISNEY CO            COM DISNEY       254687106    232          6,176  SH       DEFINED                                   6,176
WALT DISNEY CO            COM DISNEY       254687106      8            200  SH          SOLE                                     200
WELLS FARGO & CO NEW      COM              949746101    136          4,920  SH       DEFINED                                   4,920
WELLS FARGO & CO NEW      COM              949746101     83          3,000  SH          SOLE                                   3,000
WISDOMTREE TRUST          DEFA FD          97717W703    322          7,868  SH       DEFINED                                   7,868
                                                     78,636      1,303,076                                 134,385         1,168,691